Insurance Contracts - Summary of Interest rate Sensitivities (Details) - Interest rate - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Net asset effect
Various Types of Insurance [Line Items]
1% increase	₩ 2,157,498	₩ 1,897,214
1% decrease	(2,675,738)	(2,305,534)
Insurance contracts
Various Types of Insurance [Line Items]
1% increase	2,190,531	1,931,970
1% decrease	(2,714,587)	(2,346,147)
Reinsurance contract
Various Types of Insurance [Line Items]
1% increase	(33,033)	(34,756)
1% decrease	₩ 38,849	₩ 40,613